UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21636
                                                    ----------------------------

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                              LISLE, ILLINOIS 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                              LISLE, ILLINOIS 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (630) 241-4141
                                                          ---------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                   Date of reporting period: DECEMBER 31, 2004
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

--------------------------------------------------------------------------------
                     FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY
                                   INCOME FUND
                                  ANNUAL REPORT
              FOR THE PERIOD NOVEMBER 16, 2004 TO DECEMBER 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------
               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                                DECEMBER 31, 2004

 Shareholder Letter .....................................................................................  1

 Portfolio Commentary ...................................................................................  2

 Portfolio Components ...................................................................................  4

 Portfolio of Investments ...............................................................................  5

 Statement of Assets and Liabilities ....................................................................  8

 Statement of Operations ................................................................................  9

 Statement of Changes in Net Assets ..................................................................... 10

 Financial Highlights ................................................................................... 11

 Notes to Financial Statements .......................................................................... 12

 Report of Independent Registered Public Accounting Firm ................................................ 15

 Dividend Reinvestment Plan ............................................................................. 16

 Proxy Voting Policies and Procedures ................................................................... 17

 Portfolio Holdings ..................................................................................... 17

 NYSE Certification Information ......................................................................... 17

 Management ............................................................................................. 18









                             HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about the First Trust/Aberdeen Global Opportunity Income Fund (the "Fund") and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, together with the portfolio commentary by Colm McDonagh, Portfolio Manager of Aberdeen Asset Management Inc., the Fund's sub-advisor, you will obtain an understanding of how the market environment affected its performance. The statistical information that follows can help you understand the Fund's performance.

It is important to keep in mind that the opinions expressed by Mr. Bowen, First Trust Advisors L.P. personnel and Colm McDonagh are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the Fund are spelled out in the prospectus.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------
               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                                  ANNUAL REPORT
                                DECEMBER 31, 2004

Dear Shareholders:

The First Trust/Aberdeen Global Opportunity Income Fund (the "Fund") began trading on the New York Stock Exchange on November 23, 2004, under the ticker symbol FAM. First Trust Advisors L.P. ("First Trust") is the Fund's investment advisor. Aberdeen Asset Management Inc. is the investment sub-advisor (the "Sub-Advisor"). The Fund is managed by Aberdeen's Global Fixed Income Team with Colm McDonagh acting as lead portfolio manager. The Sub-Advisor is a wholly owned subsidiary of Aberdeen Asset Management PLC, which manages approximately $45.9 billion in fixed income, equity and real estate investments for retail and institutional investors throughout the world.

From November 16, 2004 (commencement of operations), to December 31, 2004, the Fund posted a market price total return of -2.8% and a net asset value (NAV) total return of 1.3%. The Fund's market share price of $19.45 traded at a 0.57% premium to its NAV of $19.34 at year-end. As of February 14, 2005, the Fund traded at a 0.36% discount. The Fund will employ leverage but this had not been put in place as of year-end.

The Fund declared its first dividend of $0.13 per share on January 14, 2005. The Fund has announced that it will pay out the distribution on March 7, 2005 to shareholders of record on February 28, 2005. When annualized, the current distribution rate was 7.80%, based on the Fund's IPO price of $20.00.

We believe the Fund's distribution rate compares favorably with alternative U.S. debt securities. Investment grade U.S. corporate bonds (10 year, BBB credit quality), for example, were yielding 5.40% as of February 14, 2005. Further, the Fund provides shareholders with a globally diversified portfolio of investments.

By investing in a diversified portfolio of debt securities predominantly issued outside of the U.S., the Fund seeks to benefit from weakness in the U.S. dollar, interest rate environments that are less correlated to the U.S. market and improving credit-quality situations. The most encouraging result could be the potential to identify improving credit-quality situations. According to Standard & Poor's Corporation (S&P), global default rates are at a trough and improvements in credit quality were favorable across all regions in 2004. The global downgrade ratio (downgrades to total rating actions) for all corporate issuers decreased to 52% as of December 1, 2004. That ratio is down from 72% and 81% over the same periods in 2003 and 2002, respectively. Overall, S&P characterizes the credit underpinnings as "solid."

I encourage shareholders to read the commentary from Colm McDonagh of Aberdeen's Global Fixed Income Team.

We appreciate your interest in our Fund.

Sincerely,

/S/ JAMES A. BOWEN
James A. Bowen
President of the First Trust/Aberdeen Global Opportunity Income Fund February 15, 2005

--------------------------------------------------------------------------------
     A COMMENTARY ON THE FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
--------------------------------------------------------------------------------

As of December 31, 2004, the Fund's portfolio included investments in 24 different countries, representing both developed and emerging markets.

MARKET REVIEW

Investment grade sovereign bond markets posted strong local currency returns in December, driven by sustained yield curve flattening as inflation expectations and bond risk premiums fell. Cross over markets saw the strongest performance as investors continued to be attracted to high real yields and the potential for currency appreciation versus the US Dollar ("USD").

Developed market performance diverged through December. Australian and Asian market yields held at higher levels reflecting greater confidence in the durability of the economic expansion. In Continental Europe, yields fell, especially at the longer end of the curve as sluggish economic performance, currency strength and high demand for long duration assets persisted.

Concerns that greater than expected funding cost increases in the U.S. could lead to a position squeeze amongst leverage speculators have increased the near term risk in certain markets and currencies. As a consequence we have maintained a relatively short duration in the Fund's investments in developed countries with the exception of Canada and Continental Europe. We believe high nominal short-term interest rates and flat yield curves make the UK, Australia and New Zealand attractive sources of yield without exposing the portfolio to excessive duration or sovereign credit risk.

We have diversified the portfolio's currency exposure by reallocating some Australian Dollar, New Zealand Dollar and British Pound exposure for Asian exposure in the Japanese Yen, Singapore Dollar and Korean Won where valuations against the USD remain attractive and strong trade surpluses provide support to the currency in the event that USD strength proves more durable than we expect.

Emerging debt markets continued their rally into the end of 2004. Key external factors driving valuations in emerging markets were U.S. monetary policy and the direction of the USD. Simply put, the magnitude of interest rate hikes will affect the valuations of USD denominated emerging market debt (and also increase their cost of borrowing), and the decline of the USD may make local currency denominated emerging debt attractive in both relative and absolute terms.

With regard to monetary policy, there was an expected further 25 basis point hike in the U.S. federal funds rate; however, the future speed and size of rate hikes will be determined by U.S. data and/or the desire of the Federal Reserve to reach a more neutral level interest rate policy. Whatever that neutral rate will be is open to question, although we expect it to be higher than rates today and there is a consideration that too aggressive tightening may impede the economic recovery. In any case, the market's sensitivity to risk has to be monitored in order to price the relative attractiveness of emerging debt against alternative asset class choices.

The internal drivers of bond performance continued in December as political, monetary and fiscal measures continued across most of the regions. Ukraine obviously provided some political uncertainty yet in a surprisingly strong statement for democratic process, the Presidential election was rerun and Mr. Yuschenko triumphed at the polls. Turkey managed to establish a date for European Union accession talks, and now the spotlight will be placed on further debt management and any debt issuance in the year ahead.

The strategy for the emerging market portion of the portfolio was to invest immediately into selected local currency bond markets where attractive yields and signs of slowing inflation and a weaker USD made the risk/reward return appear attractive. Investment into USD denominated assets was more steady as there was already substantial price appreciation and the investment management team looked for market pauses to add to the portfolio.

--------------------------------------------------------------------------------
     A COMMENTARY ON THE FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                                   (CONTINUED)
--------------------------------------------------------------------------------

OUTLOOK

We will look to increase interest rate exposure particularly in the peripheral dollar bloc and the UK market should investors become overly concerned about the potential for policy rate increases which we do not believe will be required.

In Asia, the consequences of the tsunami were felt across the region, and although tragic, the economic impact is not anywhere near as significant as the human suffering and toll. In the Philippines, the market is pricing in further credit downgrades, although we are seeing some improvement in the fiscal position as limited tax reform has been passed and the fiscal deficit trend is slightly improving. Opportunities to acquire exposure to southeast Asian domestic government bond markets, particularly Malaysia and Thailand, where 7 to 10 year government bond yields offer substantial yield pick ups over cash rates, may enable us to build positions for the potential revaluation of tightly managed or pegged currencies such as the Malaysian Ringgit while generating positive carry versus US treasuries.

In Latin America, Mexico tightened policy further although we believe that inflation has peaked and we expect a fall in the first quarter of 2005, making the local market very attractive from a real yield and total return perspective. Colombia attempted to stem the currency capital appreciation by introducing some capital controls, and although such appreciation has dimmed competitiveness, we do not think such controls will be effective in the long term. Such appreciation in itself is not the problem, only the rapid rate of such appreciation and the imbalance that kind of market behavior creates.

Elsewhere the electoral cycle is small for emerging countries in 2005, although it is rather large in 2006, meaning that within 6 months there may be increased emphasis on electioneering rather than on continuing fiscal and structural reform. Those countries that have managed their fiscal and economic position well will not be affected as much (as with the Ukraine) by political noise.

We believe the emerging country themes for 2005 will focus on new bond issuance, asset class inflows, domestic growth replacing external led growth, further corporate issuance in Europe and Latin America, the degree of Federal Reserve rate increases and the adjustment of the USD imbalance. The asset class mix in the sector is changing quickly in terms of issuance, trading volume and types of investor bases. Although we do anticipate some repricing in USD assets at some point over the upcoming year, local currency yield curves currently offer significant value to US Dollar investors.

CAUTION REGARDING FORWARD-LOOKING STATEMENTS

THIS ANNUAL REPORT CONTAINS CERTAIN FORWARD-LOOKING STATEMENTS WITHIN THE MEANING OF SECTION 27A OF THE SECURITIES ACT OF 1933. FORWARD-LOOKING STATEMENTS INCLUDE STATEMENTS REGARDING THE GOALS, BELIEFS, PLANS OR CURRENT EXPECTATIONS OF ABERDEEN ASSET MANAGEMENT, INC., AND ITS REPRESENTATIVES, TAKING INTO ACCOUNT THE INFORMATION CURRENTLY AVAILABLE TO THEM. FORWARD-LOOKING STATEMENTS INCLUDE ALL STATEMENTS THAT DO NOT RELATE SOLELY TO CURRENT OR HISTORICAL FACT. FOR EXAMPLE, FORWARD-LOOKING STATEMENTS INCLUDE THE USE OF WORDS SUCH AS "ANTICIPATE," "ESTIMATE," "INTEND," "EXPECT," "BELIEVE," "PLAN," "MAY," "SHOULD," "WOULD," OR OTHER WORDS THAT CONVEY UNCERTAINTY OF FUTURE EVENTS OR OUTCOMES.

FORWARD-LOOKING STATEMENTS INVOLVE KNOWN AND UNKNOWN RISKS, UNCERTAINTIES AND OTHER FACTORS THAT MAY CAUSE THE FUND'S ACTUAL RESULTS, PERFORMANCE OR ACHIEVEMENTS TO BE MATERIALLY DIFFERENT FROM ANY FUTURE RESULTS, PERFORMANCE OR ACHIEVEMENTS EXPRESSED OR IMPLIED BY THE FORWARD-LOOKING STATEMENTS. WHEN EVALUATING THE INFORMATION INCLUDED IN THIS ANNUAL REPORT, YOU ARE CAUTIONED NOT TO PLACE UNDUE RELIANCE ON THESE FORWARD-LOOKING STATEMENTS, WHICH REFLECT THE JUDGMENT OF ABERDEEN ASSET MANAGEMENT, INC., AND ITS REPRESENTATIVES ONLY AS OF THE DATE HEREOF. WE UNDERTAKE NO OBLIGATION TO PUBLICLY REVISE OR UPDATE THESE FORWARD-LOOKING STATEMENTS TO REFLECT EVENTS AND CIRCUMSTANCES THAT ARISE AFTER THE DATE HEREOF.





                                                  Aberdeen Asset Management Inc.

                                                  Sub-Advisor to the
                                                  First Trust/Aberdeen
                                                  Global Opportunity
                                                  Income Fund

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO COMPONENTS+
DECEMBER 31, 2004

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


United Kingdom ..................................... 7.0%
Germany ............................................ 6.9%
Canada ............................................. 6.7%
Mexico ............................................. 6.5%
Australia .......................................... 6.4%
Russia ............................................. 6.0%
South Africa ....................................... 5.0%
Brazil ............................................. 4.9%
Colombia ........................................... 4.7%
New Zealand ........................................ 4.7%
Netherlands ........................................ 4.3%
Jamaica ............................................ 4.3%
Multinational ...................................... 4.1%
Poland ............................................. 4.0%
Turkey ............................................. 3.5%
Sweden ............................................. 3.3%
Kazakhstan ......................................... 3.0%
Philippines ........................................ 2.3%
Venezuela .......................................... 2.0%
Ecuador ............................................ 1.9%
Peru ............................................... 1.8%
Spain .............................................. 1.8%
Norway ............................................. 1.8%
Italy .............................................. 1.7%
Ukraine ............................................ 1.4%


+ Percentages are based on total investments. Please note that the percentages on the Portfolio of Investments are based on net assets.

Page 4                    See Notes to Financial Statements.

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004


    PRINCIPAL                                                          MARKET
      VALUE                                                             VALUE
 (LOCAL CURRENCY)                                                   (US DOLLARS)
  --------------                                                    ------------
    FOREIGN BONDS AND NOTES - 79.5%

                 AUSTRALIA - 5.1%
       7,200,000 Australian Government (AUD), 7.500%,
                    9/15/09 ....................................  $    6,177,126
       7,700,000 Australian Government (AUD), 7.500%,
                    7/15/05 ....................................       6,108,338
       5,700,000 Queensland Treasury (AUD), 6.000%,
                    7/14/09 ....................................       4,582,859
                                                                  ---------------
                                                                      16,868,323
                                                                  ---------------

                 BRAZIL - 3.9%
      11,000,000 Federal Republic of Brazil (USD), 11.000%,
                    8/17/40 ....................................      13,051,500
                                                                  ---------------

                 CANADA - 5.4%
       7,000,000 Canadian Government (CAD), 5.250%, 6/01/13 ....       6,266,143
       6,700,000 Canadian Government (CAD), 5.750%, 6/01/29 ....       6,317,790
       7,500,000 Province of Ontario (NZD), 5.750%, 3/03/08 ....       5,292,747
                                                                  ---------------
                                                                      17,876,680
                                                                  ---------------

                 COLOMBIA - 3.7%
  28,500,000,000 Republic of Colombia (COP), 11.750%,
                    3/01/10 ....................................      12,452,774
                                                                  ---------------

                 ECUADOR - 1.6%
       6,000,000 Republic of Ecuador (USD), 8.000%, 8/15/30 ....       5,197,500
                                                                  ---------------

                 GERMANY - 5.5%
       3,000,000 Aries Vermogensverwaltung GM (USD), 9.600%,
                    10/25/14 ...................................       3,711,261
       3,200,000 KfW Bankengruppe (GBP), 4.750%, 12/07/10 ......       6,124,023
       3,650,000 KfW International Finance (CAD), 4.950%,
                    10/14/14 ...................................       3,122,093
       7,500,000 KfW Kredit Wiederaufbau (NZD), 6.000%,
                    7/15/09 ....................................       5,294,773
                                                                  ---------------
                                                                      18,252,150
                                                                  ---------------

                 ITALY - 1.4%
       5,800,000 Republic of Italy (AUD), 5.875%, 8/14/08 ......       4,584,336
                                                                  ---------------

                 JAMAICA - 3.4%
       7,450,000 Government of Jamaica (EUR), 10.500%,
                    10/27/14 ...................................      11,329,428
                                                                  ---------------

                 KAZAKHSTAN - 2.4%
       8,000,000 TuranAlem Finance BV (USD), 8.000%,
                    3/24/14 ....................................       7,920,552
                                                                  ---------------

                    See Notes to Financial Statements.                    Page 5

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004



    PRINCIPAL                                                          MARKET
      VALUE                                                             VALUE
 (LOCAL CURRENCY)                                                   (US DOLLARS)
  --------------                                                   ------------
    FOREIGN BONDS AND NOTES - CONTINUED


                 MEXICO - 5.2%
       7,000,000 Pemex Project Funding Master Trust (USD),
                    7.750%, 9/29/49 ............................  $    7,058,513
     140,000,000 United Mexican States (MXN), 8.000%,
                    12/07/23 ...................................      10,114,739
                                                                  ---------------
                                                                      17,173,252
                                                                  ---------------

                 MULTINATIONAL- 3.3%
       3,000,000 European Investment Bank (GBP), 7.625%,
                    12/07/07 ...................................       6,202,319
       6,500,000 International Finance Corp. (NZD),
                    6.750%, 7/15/09 ............................       4,797,258
                                                                  ---------------
                                                                      10,999,577
                                                                  ---------------

                 NETHERLANDS - 3.4%
       3,300,000 Bank Nederlandse Gemeenten NV (GBP),
                    4.625%, 12/07/06 ...........................       6,321,089
       7,500,000 Bank Nederlandse Gemeenten NV (NZD),
                    5.250%, 6/17/09 ............................       5,147,727
                                                                  ---------------
                                                                      11,468,816
                                                                  ---------------

                 NEW ZEALAND - 3.7%
       8,200,000 Government of New Zealand (NZD),
                    7.000%, 7/15/09 ............................       6,153,811
       8,500,000 Government of New Zealand (NZD),
                    6.500%, 2/15/06 ............................       6,150,425
                                                                  ---------------
                                                                      12,304,236
                                                                  ---------------

                 NORWAY - 1.4%
       5,900,000 Kommunalbanken AS (AUD),
                    5.750%, 10/15/07 ...........................       4,650,060
                                                                  ---------------

                 PERU - 1.5%
       4,000,000 Republic of Peru (USD), 9.875%, 2/06/15 .......       4,871,000
                                                                  ---------------

                 PHILIPPINES - 1.8%
       6,000,000 Republic of Philippines (USD), 8.875%, 3/17/15        5,996,400
                                                                  ---------------

                 POLAND - 3.2%
      16,000,000 Poland Government (PLZ), 6.000%, 5/24/09 ......       5,320,884
      15,000,000 Poland Government (PLZ), 8.500%, 11/12/06 .....       5,198,666
                                                                  ---------------
                                                                      10,519,550
                                                                  ---------------

                 RUSSIA - 4.7%
       6,250,000 Alrosa Company SA, (USD), 8.875%, 11/17/14 ....       6,446,875
       7,900,000 Gaz Capital SA (USD), 8.625%, 4/28/34 .........       9,337,010
                                                                  ---------------
                                                                      15,783,885
                                                                  ---------------

                 SOUTH AFRICA - 3.9%
      60,000,000 Republic of South Africa (ZAR), 13.000%,
                    8/31/10 ....................................      13,160,169
                                                                  ---------------


Page 6                    See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004



    PRINCIPAL                                                          MARKET
      VALUE                                                             VALUE
 (LOCAL CURRENCY)                                                   (US DOLLARS)
  --------------                                                     ----------
FOREIGN BONDS AND NOTES - CONTINUED

                 SPAIN - 1.4%
       6,000,000 Instituto de Credito Oficial (AUD), 5.500%,
                    11/15/06 ...................................  $    4,702,578
                                                                  ---------------

                 SWEDEN - 2.6%
      19,250,000 Kingdom of Sweden (SEK), 5.000%, 12/01/20 .....       3,174,295
       8,000,000 Swedish Export Credit (NZD), 4.300%,
                    6/26/06 ....................................       5,590,407
                                                                  ---------------
                                                                       8,764,702
                                                                  ---------------

                 TURKEY - 2.8%
       8,900,000 Finans Capital Finance Ltd. (USD), 9.000%,
                    10/07/14 ...................................       9,375,260
                                                                  ---------------

                 UKRAINE - 1.1%
       3,400,000 City of Kiev (USD), 8.625%, 7/15/11 ...........       3,594,310
                                                                  ---------------

                 UNITED KINGDOM - 5.5%
       3,100,000 United Kingdom Treasury (GBP), 5.000%,
                    3/07/08 ....................................       6,046,831
       3,100,000 United Kingdom Treasury (GBP), 5.750%,
                    12/07/09 ...................................       6,281,881
       3,000,000 United Kingdom Treasury (GBP), 7.250%,
                    12/07/07 ...................................       6,196,686
                                                                  ---------------
                                                                      18,525,398
                                                                  ---------------

                 VENEZUELA - 1.6%
       5,000,000 Republic of Venezuela (USD), 8.500%,
                    10/08/14 ...................................       5,285,750
                                                                  ---------------

                 TOTAL FOREIGN BONDS AND NOTES .................     264,708,186
                                                                  ---------------
                 (Cost $260,308,597)


                 TOTAL INVESTMENTS - 79.5% .....................     264,708,186
                 (Cost $260,308,597)*

                 NET OTHER ASSETS AND LIABILITIES - 20.5% ......      68,055,749
                                                                  ---------------
                 NET ASSETS - 100.0% ...........................  $  332,763,935
                                                                  ===============

------------------------------------------------------------------------
            *    Aggregate cost is the same for federal tax and financial reporting purposes.
          AUD    Australian Dollar
          CAD    Canadian Dollar
          COP    Colombian Peso
          EUR    Euro
          GBP    British Pound Sterling
          MXN    Mexican Peso
          NZD    New Zealand Dollar
          PLZ    Polish Zloty
          SEK    Swedish Krona
          USD    United States Dollar
          ZAR    South African Rand


                    See Notes to Financial Statements.                    Page 7

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004


ASSETS:
Investments, at value
   (Cost $260,308,597) .............................................................................    $264,708,186
Cash ...............................................................................................      63,536,944
Foreign currency (Cost $53,993) ....................................................................          53,754
Interest receivable ................................................................................       5,149,852
                                                                                                        -------------
     Total Assets ..................................................................................     333,448,736
                                                                                                        -------------
LIABILITIES:
Offering costs payable .............................................................................         285,742
Investment advisory fee payable ....................................................................         272,680
Audit and legal fees payable .......................................................................          60,500
Printing fees payable ..............................................................................          27,684
Payable to administrator ...........................................................................          25,202
Custodian fee payable ..............................................................................           4,355
Accrued expenses and other payables ................................................................           8,638
                                                                                                        -------------
     Total Liabilities .............................................................................         684,801
                                                                                                        -------------
NET ASSETS .........................................................................................    $332,763,935
                                                                                                        =============

NET ASSETS CONSIST OF:
Undistributed net investment income ................................................................    $    383,587
Net unrealized appreciation of investments .........................................................       4,448,550
Par value ..........................................................................................         172,052
Paid-in capital ....................................................................................     327,759,746
                                                                                                        -------------
     Net Assets ....................................................................................    $332,763,935
                                                                                                        =============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share) ...............................    $      19.34
                                                                                                        =============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized) ........      17,205,236
                                                                                                        =============


Page 8                    See Notes to Financial Statements.

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2004*


INVESTMENT INCOME:
Interest (net of foreign withholding tax of $43,009) ...............................................    $ 1,301,137
                                                                                                        ------------
     Total investment income .......................................................................      1,301,137
                                                                                                        ------------
EXPENSES:
Investment advisory fee ............................................................................        332,844
Audit and legal fees ...............................................................................         60,959
Administration fee .................................................................................         30,780
Printing fees ......................................................................................         28,186
Trustees' fees and expenses ........................................................................         10,000
Custodian fees .....................................................................................          4,838
Other ..............................................................................................         11,138
                                                                                                        ------------
     Total expenses ................................................................................        478,745
                                                                                                        ------------
NET INVESTMENT INCOME ..............................................................................        822,392
                                                                                                        ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized loss on:
     Foreign currency transactions .................................................................       (438,805)
                                                                                                        ------------
     Net realized loss on foreign currency transactions during the period ..........................       (438,805)
                                                                                                        ------------
Net change in unrealized appreciation/(depreciation) of:
     Securities transactions .......................................................................      4,399,589
     Foreign currency transactions .................................................................         48,961
                                                                                                        ------------
Net change in unrealized appreciation/(depreciation) of investments during the period ..............      4,448,550
                                                                                                        ------------
Net realized and unrealized gain on investments ....................................................      4,009,745
                                                                                                        ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................    $ 4,832,137
                                                                                                        ============

--------------------------------------------------
* The Fund commenced operations on November 16, 2004.

                    See Notes to Financial Statements.                    Page 9

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004*


                                                                                                            PERIOD
                                                                                                             ENDED
                                                                                                          12/31/2004*
                                                                                                       --------------
Net investment income ............................................................................     $    822,392
Net realized loss on foreign currency transactions during the period .............................         (438,805)
Net change in unrealized appreciation/(depreciation) of investments during the period ............        4,448,550
                                                                                                       -------------
Net increase in net assets resulting from operations .............................................        4,832,137

CAPITAL TRANSACTIONS:
Gross proceeds from sale of 17,205,236 Common Shares .............................................      328,620,008
Offering cost ....................................................................................         (688,210)
                                                                                                       -------------
Net increase from capital transactions ...........................................................      327,931,798
                                                                                                       -------------
Net increase in net assets .......................................................................      332,763,935
                                                                                                       -------------

NET ASSETS:
Beginning of period ..............................................................................           --
                                                                                                       -------------
End of period ....................................................................................     $332,763,935
                                                                                                       -------------
Undistributed net investment income at end of period .............................................     $    383,587
                                                                                                       =============

---------------------------------------------------------------
* The Fund commenced operations on November 16, 2004.

Page 10                   See Notes to Financial Statements.

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD.


                                                                                                          PERIOD
                                                                                                           ENDED
                                                                                                         12/31/2004*
                                                                                                        -----------
 Net asset value, beginning of period .............................................................     $     19.10
                                                                                                        -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ............................................................................            0.05
 Net realized and unrealized gain on investments ..................................................            0.23
                                                                                                        -----------
 Total from investment operations .................................................................            0.28
                                                                                                        -----------
 Common shares offering costs charged to paid-in capital ..........................................           (0.04)
                                                                                                        -----------
 Net asset value, end of period ...................................................................     $     19.34
                                                                                                        ===========
 Market value, end of period ......................................................................     $     19.45
                                                                                                        ===========
 TOTAL RETURN BASED ON NET ASSET VALUE (A)+ .......................................................            1.26%
                                                                                                        ===========
 TOTAL RETURN BASED ON MARKET VALUE (B)+ ..........................................................           (2.75)%
                                                                                                        ===========

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) .............................................................     $   332,764
 Ratio of operating expenses to average net assets ................................................            1.44%**
 Ratio of net investment income to average net assets .............................................            2.47%**
 Portfolio turnover rate ..........................................................................            0.00%

--------------------------------------------------
*    The Fund commenced operations on November 16, 2004.
**   Annualized.
(a) Total return based on net asset value is the combination of reinvested dividend income and reinvested capital gains distributions, at prices obtained by the Dividend Reinvestment Plan, if any, and changes in net asset value per share and does not reflect sales load.
(b) Total return based on market value is the combination of reinvested dividend income and reinvested capital gains distributions, at prices obtained by the Dividend Reinvestment Plan, if any, and changes in Common Share price per share, all based on market price per share.
+    Total return is not annualized for periods less than one year.

                    See Notes to Financial Statements.                   Page 11

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                                DECEMBER 31, 2004

                               1. FUND DESCRIPTION

First Trust/Aberdeen Global Opportunity Income Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on September 7, 2004 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund's primary investment objective is to seek a high level of current income. As a secondary objective, the Fund will seek capital appreciation. The Fund will pursue these objectives by investing in the world bond markets through a diversified portfolio of investment grade and below-investment grade government and corporate debt securities. There can be no assurance that the Fund's investment objectives will be achieved.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is computed based upon the value of the Fund's portfolio and other assets. The NAV is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) and the liquidation value of any outstanding Preferred Shares from the Fund's Managed Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value, or in the absence of market value, with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In addition, structured products, including currency-linked notes, credit-linked notes as well as interest rate swaps and credit default swaps, are valued using a pricing service or quotes provided by the selling dealer or financial institution. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures approved by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recognized and recorded on the accrual basis, including amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/(depreciation) of investments and net other assets and liabilities. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                                DECEMBER 31, 2004


DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will distribute to holders of its Common Shares monthly dividends of all or a portion of its net income after the payment of interest and dividends in connection with any leverage. If the Fund recognizes a long-term capital gain, it will be required to allocate such gain between the Common Shares and preferred shares, if any, issued by the Fund in proportion to the total dividends paid for the year. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. Permanent differences incurred during the period ended December 31, 2004, resulting in book and tax accounting differences have been reclassified at year end to reflect a decrease to undistributed net investment income by $438,805 and a decrease to accumulated net realized loss on investments by $438,805. Net assets were not affected by this reclassification.


As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Ordinary Income ...............................     $  822,392
Unrealized Appreciation .......................      4,399,589

INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and by distributing all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

EXPENSES:

The Fund pays all expenses directly related to its operations.

ORGANIZATIONAL AND OFFERING COSTS:

Organization costs consist of costs incurred to establish the Fund and enable it to legally do business. These costs include listing fees, legal services pertaining to the organization of the business and audit fees relating to the initial registration and auditing the initial statement of assets and liabilities, among other fees. Offering costs consist of legal fees pertaining to the Fund's shares offered for sale, registration fees, underwriting fees, and printing of the initial prospectus, among other fees. First Trust Advisors L.P. ("First Trust") and Aberdeen Asset Management Inc. have paid all organizational expenses and all offering costs of the Fund (other than sales load) that exceed $0.04 per Common Share. The Fund's share of Common Share offering costs, $688,210, was recorded as a reduction of the proceeds from the sale of Common Shares.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets, the average daily gross asset value of the Fund minus the sum of the Fund's accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities.

Aberdeen Asset Management Inc. (the "Sub-Advisor") serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a portfolio management fee of 0.50% of Managed Assets that is paid monthly by First Trust out of its management fee.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                                DECEMBER 31, 2004

The Fund pays each Trustee who is not an officer or employee of First Trust or any of its affiliates an annual retainer of $10,000, which includes compensation for all regular quarterly board meetings and regular committee meetings. No additional meeting fees are paid in connection with regular quarterly board meetings or regular committee meetings. Additional fees of $1,000 and $500 are paid to non-interested Trustees for special board meetings and non-regular committee meetings, respectively. These additional fees are shared by the funds in the First Trust fund complex that participate in the particular meeting and are not per fund fees. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the period ended December 31, 2004, aggregated amounts were $260,414,328 and $0, respectively.

As of December 31, 2004, the aggregate gross unrealized appreciation for all securities, in which there was an excess of value over tax cost, was $4,582,344 and the aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over value, was $182,755.

                   5. PREFERRED SHARES OF BENEFICIAL INTEREST

The Fund's Declaration of Trust authorizes the issuance of an unlimited number of preferred shares of beneficial interest, par value $0.01 per share (the "Preferred Shares"), in one or more classes or series, with rights as determined by the Board of Trustees without the approval of Common Shareholders. On December 31, 2004, no Preferred Shares had been issued.

                           6. REVOLVING LOAN AGREEMENT

The Board of Trustees at its December 13, 2004 meeting authorized the Fund to enter into a revolving loan agreement among the Fund and certain primary and secondary lenders, which would provide for a loan agreement facility to be used as leverage for the Fund. The credit facility would provide for a secured line of credit for the Fund where Fund assets are pledged against advances made to the Fund. Under the requirements of the 1940 Act, the Fund, immediately after any such borrowings, must have an "asset coverage" of at least 300% (33-1/3% of the Fund's total assets after borrowings). The total commitment under the facility is expected to be up to $165,000,000. There are no borrowings outstanding under the revolving securitization facility as of December 31, 2004.

                          7. POST-OCTOBER LOSS DEFERRAL

Certain losses incurred after October 31 within a fund's fiscal year are deemed to arise on the first business day of the fund's following fiscal year. For the fiscal year ended December 31, 2004, the Fund incurred and elected to defer $438,805 in currency losses.

                            8. CONCENTRATION OF RISK

An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund, which include a global bond portfolio of investment grade and below-investment grade government and corporate debt securities. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably, Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the bond market, or when political or economic events affecting the issuers occur.

Non-Investment Grade Securities Risk: The Fund may invest up to 60% of its Managed Assets in non-investment grade securities. Non-investment grade securities are rated below "Baa3" by Moody's, below "BBB-" by S&P, or comparably rated by another nationally recognized statistical rating organization or, if unrated, determined by the Sub-Advisor to be of comparable credit quality. Non-investment grade debt instruments are commonly referred to as "high yield" or "junk" bonds, are considered speculative with respect to the issuer's capacity to pay interest and repay principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities.

                               9. SUBSEQUENT EVENT

On January 14, 2005, the Fund declared a dividend of $0.13 per share which represents a dividend from net investment income to common shareholders of record on February 28, 2005, payable March 7, 2005.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND

We have audited the accompanying statement of assets and liabilities of First Trust/Aberdeen Global Opportunity Income Fund (the "Fund"), including the portfolio of investments, as of December 31, 2004, and the related statement of operations, statement of changes in net assets, and financial highlights for the period November 16, 2004 (inception) through December 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the Fund's custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Trust/Aberdeen Global Opportunity Income Fund at December 31, 2004, the results of its operations, the changes in its net assets, and the financial highlights for the period November 16, 2004 (inception) through December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.



[GRAPHIC OMITTED]

DELOITTE AND TOUCHE LLP GRAPHIC


Chicago, Illinois
February 17, 2005

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                                DECEMBER 31, 2004

DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect to receive cash distributions, all dividends and distributions on your Common Shares will be automatically reinvested by PFPC Inc. (the "Plan Agent") in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC, as the dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

     (1) If the Common Shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) net asset value per Common Share on that date or
         (ii) 95% of the market price on that date.

     (2) If the Common Shares are trading below net asset value at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------
               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                                DECEMBER 31, 2004

--------------------------------------------------------------------------------
                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and
(3) on the SEC's website located at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities from its inception on November 16, 2004 through June 30, 2005, will be filed with the SEC on Form N-PX no later than August 31, 2005, and at such time will be available (i) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the SEC's website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Qs will be available at such times as required to be filed with the SEC (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

                         NYSE CERTIFICATION INFORMATION

In accordance with Section 303A-12 of the New York Stock Exchange ("NYSE") Listed Company Manual, the Fund's President has certified to the NYSE that, as of November 11, 2004, he was not aware of any violation by the Fund of NYSE corporate governance listing standards. In addition, the Fund's reports to the SEC on Forms N-CSR, N-CSRS and N-Q contain certifications by the Fund's principal executive officer and principal financial officer that relate to the Fund's public disclosure in such reports and are required by Rule 30a-2 under the 1940 Act.

--------------------------------------------------------------------------------
MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------
               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                                DECEMBER 31, 2004


                         BOARD OF TRUSTEES AND OFFICERS


Information pertaining to the Trustees and officers* of the Fund is set forth below. The Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 988-5891.


                                                                                             NUMBER OF                OTHER
                                                                                            PORTFOLIOS            TRUSTEESHIPS/
    NAME, D.O.B., ADDRESS AND     TERM OF OFFICE AND       PRINCIPAL OCCUPATION(S)         IN FUND COMPLEX        DIRECTORSHIPS
     POSITION(S) WITH THE FUND   LENGTH OF TIME SERVED        DURING PAST 5 YEARS        OVERSEEN BY TRUSTEE     HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                         DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee      o One year term         Physician, Sportsmed/          20 portfolios                 None
D.O.B. 04/51                      o 3 months served       Wheaton Orthopedics
c/o First Trust Advisors L.P.
1001 Warrenville Road
Suite 300
Lisle, IL 60532


Niel B. Nielson, Trustee          o One year term         President, Covenant            20 portfolios           Director of Good
D.O.B. 03/54                      o 3 months served       College (June 2002 to                                  News Publisher-
c/o First Trust Advisors L.P.                             present); Pastor, College                              Crossway Books;
1001 Warrenville Road                                     Church in Wheaton                                      Covenant Transport
Suite 300                                                 (1997 to June 2002)                                    Inc.
Lisle, IL 60532


Thomas R. Kadlec                  o One year term         Vice President and Chief       20 portfolios                 None
D.O.B. 11/57                      o 3 months served       Financial Officer (1990
c/o First Trust Advisors L.P.                             to present) ADM
1001 Warrenville Road                                     Investor Services, Inc.
Suite 300                                                 (Futures Commission
Lisle, IL 60532                                           Merchant); Registered
                                                          Representative (2000 to
                                                          present) Segerdahl &
                                                          Company, Inc., a NASD
                                                          member (Broker-Dealer)


David M. Oster                    o One year term         Trader and Market              9 portfolios                  None
D.O.B. 03/64                      o 3 months served       Maker, Chicago Options
c/o First Trust Advisors L.P.                             Exchange (Self
1001 Warrenville Road                                     Employed-1987 to
Suite 300                                                 present in options
Lisle, IL 60532                                           trading and market
                                                          making)


--------------------------------------------------------------------------------
MANAGEMENT - (CONTINUED)
--------------------------------------------------------------------------------
               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                                DECEMBER 31, 2004


                   BOARD OF TRUSTEES AND OFFICERS (CONTINUED)



                                                                                             NUMBER OF                OTHER
                                                                                            PORTFOLIOS            TRUSTEESHIPS/
    NAME, D.O.B., ADDRESS AND     TERM OF OFFICE AND       PRINCIPAL OCCUPATION(S)         IN FUND COMPLEX        DIRECTORSHIPS
     POSITION(S) WITH THE FUND   LENGTH OF TIME SERVED        DURING PAST 5 YEARS        OVERSEEN BY TRUSTEE     HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen, Trustee           o One year Trustee      President, First Trust         20 portfolios                 None
President, Chairman of the        term and indefinite     Advisors L.P. and First
Board and CEO                     officer term            Trust Portfolios L.P.;
D.O.B. 09/55                      o 3 months served       Chairman of the Board,
1001 Warrenville Road                                     BondWave LLC and
Suite 300                                                 Stonebridge Advisors
Lisle, IL 60532                                           LLC


------------------------------------------------------------------------------------------------------------------------------------
                                                       OFFICERS WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

Robert F. Carey, Vice             o Indefinite term       Senior Vice President,             N/A                       N/A
President                         o 3 months served       First Trust Advisors L.P.
D.O.B. 07/63                                              and First Trust
1001 Warrenville Road                                     Portfolios L.P.
Suite 300
Lisle, IL 60532


Mark R. Bradley, Treasurer,       o Indefinite term       Chief Financial Officer,           N/A                       N/A
Controller, Chief Financial       o 3 months served       Managing Director, First
Officer, Chief Accounting                                 Trust Advisors L.P. and
Officer                                                   First Trust Portfolios
D.O.B. 11/57                                              L.P.; Chief Financial
1001 Warrenville Road                                     Officer, BondWave LLC
Suite 300                                                 and Stonebridge
Lisle, IL 60532                                           Advisors LLC


W. Scott Jardine, Secretary       o Indefinite term       General Counsel, First             N/A                       N/A
and Chief Compliance              o 3 months served       Trust Advisors L.P. and
Officer                                                   First Trust Portfolios
D.O.B. 05/60                                              L.P.; Secretary,
1001 Warrenville Road                                     BondWave LLC and
Suite 300                                                 Stonebridge Advisors
Lisle, IL 60532                                           LLC



--------------------------------------------------------------------------------
MANAGEMENT - (CONTINUED)
--------------------------------------------------------------------------------
               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                          DECEMBER 31, 2004


                   BOARD OF TRUSTEES AND OFFICERS (CONTINUED)


                                                                                             NUMBER OF                OTHER
                                                                                            PORTFOLIOS            TRUSTEESHIPS/
    NAME, D.O.B., ADDRESS AND     TERM OF OFFICE AND       PRINCIPAL OCCUPATION(S)         IN FUND COMPLEX        DIRECTORSHIPS
     POSITION(S) WITH THE FUND   LENGTH OF TIME SERVED        DURING PAST 5 YEARS        OVERSEEN BY TRUSTEE     HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                               OFFICERS WHO ARE NOT TRUSTEES - (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
Roger Testin                      o Indefinite term       Senior Vice President,                N/A                    N/A
Vice President                    o 3 months served       First Trust Advisors L.P.
D.O.B. 06/66                                              (August 2001 to
1001 Warrenville Road                                     present); Analyst, Dolan
Suite 300                                                 Capital Management
Lisle, IL 60532                                           (1998-2001)


Susan M. Brix                     o Indefinite term       Representative, First                 N/A                    N/A
Assistant Vice President          o 3 months served       Trust Portfolios L.P.;
D.O.B. 01/60                                              Assistant Portfolio
1001 Warrenville Road                                     Manager, First Trust
Suite 300                                                 Advisors L.P.
Lisle, IL 60532


Kristi A. Maher                   o Indefinite term       Assistant General                     N/A                    N/A
Assistant Secretary               o 3 months served       Counsel, First Trust
D.O.B. 12/66                                              Portfolios L.P. (March
1001 Warrenville Road                                     2004 to present);
Suite 300                                                 Associate, Chapman and
Lisle, IL 60532                                           Cutler LLP (1995-2004)

------------------
    * The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Thomas R. Kadlec is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


         (a) AUDIT FEES (REGISTRANT) -- The aggregate fees billed for the Fund's last two fiscal years (from inception on November 16, 2004 to December 31, 2004) for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for such last two fiscal years are $ 13,500.

         (b) AUDIT-RELATED FEES (REGISTRANT) -- The aggregate fees billed in the Fund's last two fiscal years (from inception on November 16, 2004 to December 31, 2004) for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $ 0.

                AUDIT-RELATED FEES (INVESTMENT ADVISER) -- The aggregate fees billed in the last two fiscal years (of the Registrant) for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the adviser's registration statements and are not reported under paragraph (a) of this Item are $0.

         (c) TAX FEES (REGISTRANT) -- The aggregate fees billed in the last two fiscal years (from inception on November 16, 2004 to December 31, 2004) for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant are $ 0.

                TAX FEES (INVESTMENT ADVISER) -- The aggregate fees billed in the last two fiscal years (of the Registrant) for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Fund's adviser are $ 0.

         (d) ALL OTHER FEES (REGISTRANT) -- The aggregate fees billed in the last two fiscal years (from inception on November 16, 2004 to December 31, 2004) for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item, are $ 0.

                ALL OTHER FEES (INVESTMENT ADVISER) -- The aggregate fees billed in the last two fiscal years (of the Registrant) for products and services provided by the principal accountant to the registrant's investment adviser, other than services reported in paragraphs (a) through (c) of this Item, are $ 0.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pursuant to its charter, the Audit Committee (the "COMMITTEE") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Fund by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee and shall report any such pre-approval to the full Committee.

         The Committee is also responsible for the approval of the independent auditor's engagements for non-audit services with the Fund's management (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund, subject to the DE MINIMIS exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Fund's management (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Fund that were not pre-approved pursuant to the DE MINIMIS exception, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                (b)        Not Applicable

                (c)        Not Applicable

                (d)        Not Applicable

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

                  (b) Not Applicable

                  (c) Not Applicable

                  (d) Not Applicable

         (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

         (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last two fiscal years of the registrant (from inception on November 16, 2004 to December 31, 2004) was $ 0.


         (h) Not applicable. The audit committee pre-approved all non-audit services rendered to the Registrant's investment adviser and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.



     (a) The registrant has a separately designated audit committee consisting of all the independent trustees of the registrant. The members of the audit committee are: Thomas R. Kadlec. Niel B. Nielson, David M. Oster and Richard E. Erickson.


ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

                        ABERDEEN U.S. REGISTERED ADVISERS
                      PROXY VOTING POLICIES AND PROCEDURES

The following are proxy voting policies and procedures ("Policies and Procedures") adopted by affiliated investment advisers registered with the U.S. Securities and Exchange Commission ("SEC") under the Investment Advisers Act of 1940, as amended ("Advisers Act"), that are subsidiaries of Aberdeen Asset Management PLC ("AAM"); including, specifically, Aberdeen Asset Management Inc., a Delaware Corporation, ("Aberdeen FL"), Aberdeen Asset Management Asia Limited, a Singapore Corporation ("Aberdeen Singapore"), Aberdeen Asset Management Limited, an Australian Corporation ("Aberdeen AU"), and Aberdeen Asset Managers (C.I.) Limited, a Channel Islands corporation ("Aberdeen Jersey") (collectively referred to herein as "Aberdeen Advisers" and each an "Aberdeen Adviser") (collectively with AAM, "Aberdeen").1 Pursuant to a Memorandum of Understanding ("MOU"), Aberdeen Asset Managers Limited ("Aberdeen UK"), a non-U.S. registered adviser, and Aberdeen Jersey provide advisory resources to certain U.S. clients of Aberdeen Asia and Aberdeen AU. In addition, Aberdeen UK provides advisory resources to certain U.S. clients of Aberdeen FL pursuant to another MOU. Under these MOUs, the affiliates of the Aberdeen Advisers may provide various portfolio management resources, including substantive advice on voting proxies for certain equity securities. To the extent that Aberdeen UK and Aberdeen Jersey provide advisory services to any clients of Aberdeen FL or to U.S. clients of Aberdeen Singapore or Aberdeen AU, Aberdeen UK and Aberdeen Jersey will be subject to the control and supervision of the registered adviser and will follow these Policies and Procedures as part of providing such advisory services. These Policies and Procedures are adopted to ensure compliance by the Aberdeen Advisers with Rule 206(4)-6 under the Advisers Act and other applicable fiduciary obligations under rules and regulations of the SEC and interpretations of its staff with respect to proxies for voting securities held by client portfolios.

Clients may consist of investment companies registered under the Investment Company Act of 1940, as amended ("1940 Act") ("Funds" and each a "Fund"), and other U.S. residents as well as non-U.S. registered funds or clients. Any
Aberdeen Adviser located in the United States follows these Policies and Procedures for each of its respective clients as required under the Advisers Act and other applicable law, unless expressly directed by a client in writing to refrain from voting that client's proxies or to vote in accordance with the client's proxy voting policies and procedures. Aberdeen Advisers located outside the U.S. may provide proxy voting services to their non-U.S. based clients in accordance with the jurisdiction in which the client is located. Aberdeen Advisers who advise or subadvise the Funds follow both these Policies and Procedures and the proxy voting policies and procedures adopted by the Funds and their Boards of Directors.

I.       DEFINITIONS

-------------------
1 These policies and procedures address proxy voting considerations under U.S. law and regulation and do not address the laws or requirements of other jurisdictions.

     A. "Best interest of clients". Clients' best economic interests over the long term -- that is, the common interest that all clients share in seeing the value of a common investment increase over time. Clients may have differing political or social interests, but their best economic interest is generally uniform.

     B. "Material conflict of interest". Circumstances when an Aberdeen Adviser or any member of senior management, portfolio manager or portfolio analyst knowingly does business with a particular proxy issuer or closely affiliated entity, which may appear to create a material conflict between the interests of the Aberdeen Adviser and the interests of its clients in how proxies of that issuer are voted. A material conflict of interest might also exist in unusual circumstances when Aberdeen has actual knowledge of a material business arrangement between a particular proxy issuer or closely affiliated entity and an affiliate of an Aberdeen Adviser.

II.      GENERAL VOTING POLICIES

     A. CLIENT'S BEST INTEREST. These Policies and Procedures are designed and implemented in a way that is reasonably expected to ensure that proxies are voted in the best interests of clients. Proxies are voted with the aim of furthering the best economic interests of clients, promoting high levels of corporate governance and adequate disclosure of company policies, activities and returns, including fair and equal treatment of stockholders.

     B. SHAREHOLDER ACTIVISM. Aberdeen Advisers seek to develop relationships with the management of portfolio companies to encourage transparency and improvements in the treatment of employees, owners and stakeholders. Thus, Aberdeen Advisers may engage in dialogue with the management of portfolio companies with respect to pending proxy voting issues.

     C. CASE-BY-CASE BASIS. These Policies and Procedures are guidelines. Each vote is ultimately cast on a case-by-case basis, taking into consideration the contractual obligations under the advisory agreement or comparable document, and all other relevant facts and circumstances at the time of the vote. Aberdeen Advisers may cast proxy votes in favor of management proposals or seek to change the views of management, considering specific issues as they arise on their merits. Aberdeen Advisers may also join with other investment managers in seeking to submit a shareholder proposal to a company or to oppose a proposal submitted by the company. Such action may be based on fundamental, social, environmental or human rights grounds.

     D. INDIVIDUALIZED. These Policies and Procedures are tailored to suit Aberdeen's advisory business and the types of securities portfolios Aberdeen Advisers manage. To the extent that clients (E.G., investment companies, corporations, pension plans) have adopted their own procedures, Aberdeen
Advisers may vote the same securities differently depending upon clients' directions.

     E. MATERIAL CONFLICTS OF INTEREST. Material conflicts are resolved in the best interest of clients. When a material conflict of interest between an Aberdeen Adviser and its respective client(s) is identified, the Aberdeen Adviser will choose among the procedures set forth in Section IV.B.2. below, to resolve such conflict.

     F. LIMITATIONS. The circumstances under which Aberdeen may take a limited role in voting proxies, include the following:

     1. No Responsibility. Aberdeen Advisers will not vote proxies for client accounts in which the client contract specifies that Aberdeen will not vote. Under such circumstances, the clients' custodians are instructed to mail proxy material directly to such clients.

     2. Limited Value. Aberdeen Advisers may abstain from voting a client proxy if the effect on shareholders' economic interests or the value of the portfolio holding is indeterminable or insignificant. Aberdeen Advisers may also abstain from voting the proxies of portfolio companies held in their passively managed funds. Proxies with respect to securities that have been sold before the date of the shareholders meeting and are no longer held by a client generally will not be voted.

     3. Unjustifiable Costs. Aberdeen may abstain from voting a client proxy for cost reasons (E.G., non-U.S. securities).

     4. Securities Lending Arrangements. If voting securities are part of a securities lending program, Aberdeen may be unable to vote while the securities are on loan.

     5.  Share  Blocking.   Certain  jurisdictions  may  impose  share  blocking
         restrictions   at  various  times  which  may  prevent   Aberdeen  from
         exercising its voting authority.

     6. Special Considerations. Aberdeen's responsibilities for voting proxies are determined generally by its obligations under each advisory contract or similar document. If a client requests in writing that an Aberdeen Adviser vote its proxy in a manner inconsistent with these Policies and Procedures, Aberdeen may follow the client's direction or may request that the client vote the proxy directly.

     G. SOURCES OF INFORMATION. Aberdeen may conduct research internally and/or use the resources of an independent research consultant. Aberdeen may consider legislative materials, studies of corporate governance and other proxy voting issues, and/or analyses of shareholder and management proposals by a certain sector of companies, E.G., Fortune 500 companies.

     H. SUBADVISERS. To the extent that an Aberdeen ADVISER MAY RELY ON SUBADVISERS, WHETHER AFFILIATED OR UNAFFILIATED, TO MANAGE ANY CLIENT PORTFOLIO ON A DISCRETIONARY BASIS, THE ABERDEEN ADVISER WILL DELEGATE RESPONSIBILITY FOR VOTING PROXIES TO THE SUBADVISER. HOWEVER, SUCH SUBADVISERS WILL BE REQUIRED EITHER TO FOLLOW THESE POLICIES AND PROCEDURES OR TO DEMONSTRATE THAT THEIR PROXY VOTING POLICIES AND PROCEDURES ARE CONSISTENT WITH THESE POLICIES AND PROCEDURES OR OTHERWISE IMPLEMENTED IN THE BEST INTERESTS OF ABERDEEN CLIENTS.

     I. AVAILABILITY OF POLICIES AND PROCEDURES. Aberdeen Advisers will provide clients with a copy of these Policies and Procedures, as revised from time to time, upon request.

     J. DISCLOSURE OF VOTE. As disclosed in Part II of each Aberdeen Adviser's Form ADV, a client may obtain information on how its proxies were voted by requesting such information from its Aberdeen Adviser. Aberdeen Advisers do not generally disclose client proxy votes to third parties, other than as required for Funds, unless specifically requested, in writing, by the client.

III.     SPECIFIC VOTING POLICIES

         A.  GENERAL PHILOSOPHY.

             o    Support   existing   management  on  votes  on  the  financial
                  statements of a company and the election of the Board of Directors;

             o Vote for the acceptance of the accounts unless there are grounds to suspect that either the accounts as presented or audit procedures used, do not present an accurate picture of company results; and

             o Support routine issues such as the appointment of independent auditors, allocation of income and the declaration of stock (scrip) dividend proposals provided there is a cash alternative.

         B. ANTI-TAKEOVER MEASURES. ABERDEEN ADVISERS VOTE ON ANTI-TAKEOVER MEASURES ON A CASE-BY-CASE BASIS TAKING INTO CONSIDERATION SUCH FACTORS AS THE LONG-TERM FINANCIAL PERFORMANCE OF THE TARGET COMPANY RELATIVE TO ITS INDUSTRY COMPETITION. KEY MEASURES OF PERFORMANCE WILL INCLUDE THE GROWTH RATES FOR SALES, OPERATING INCOME, NET INCOME AND TOTAL SHAREHOLDER RETURNS. OTHER FACTORS WHICH WILL BE CONSIDERED INCLUDE MARGIN ANALYSIS, CASH FLOW AND DEBT LEVELS.

         C. PROXY CONTESTS FOR CONTROL. ABERDEEN ADVISERS VOTE ON PROXY CONTESTS FOR CONTROL ON A CASE-BY-CASE BASIS TAKING INTO CONSIDERATION SUCH FACTORS AS LONG-TERM FINANCIAL PERFORMANCE OF THE TARGET COMPANY RELATIVE TO ITS INDUSTRY, MANAGEMENT'S TRACK RECORD, BACKGROUND TO THE PROXY CONTEST, QUALIFICATIONS OF
              DIRECTOR NOMINEES, EVALUATION OF WHAT EACH SIDE IS OFFERING SHAREHOLDERS AS WELL AS THE LIKELIHOOD THAT THE PROPOSED OBJECTIVES AND GOALS CAN BE MET, AND STOCK OWNERSHIP POSITIONS.

         D. CONTESTED ELECTIONS. ABERDEEN ADVISERS VOTE ON CONTESTED ELECTIONS ON A CASE-BY-CASE BASIS TAKING INTO CONSIDERATION SUCH FACTORS AS THE QUALIFICATIONS OF ALL DIRECTOR NOMINEES. ABERDEEN ADVISERS ALSO CONSIDER THE INDEPENDENCE OF BOARD AND KEY COMMITTEE MEMBERS AND THE CORPORATE GOVERNANCE PRACTICES OF THE COMPANY.

         E. EXECUTIVE COMPENSATION PROPOSALS. ABERDEEN ADVISERS CONSIDER SUCH PROPOSALS ON A CASE-BY-CASE BASIS TAKING INTO CONSIDERATION SUCH FACTORS AS

              EXECUTIVE  PAY   AND   SPENDING   PERQUISITES,   PARTICULARLY   IN
              CONJUNCTION WITH SUB-PAR PERFORMANCE AND EMPLOYEE LAYOFFS.

         F. SHAREHOLDER PROPOSALS. ABERDEEN ADVISERS CONSIDER SUCH PROPOSALS ON A CASE-BY-CASE BASIS. ABERDEEN ADVISERS SUPPORT THOSE PROPOSALS WHICH WILL IMPROVE THE COMPANY'S CORPORATE GOVERNANCE OR BUSINESS PROFILE AT A REASONABLE COST, BUT MAY OPPOSE PROPOSALS WHICH RESULT IN SIGNIFICANT COST BEING INCURRED WITH LITTLE OR NO BENEFIT TO THE COMPANY OR ITS SHAREHOLDERS.

IV.      PROXY VOTING PROCEDURES

This section applies to each Aberdeen Adviser except to the extent that certain procedures are identified as applicable only to a specific Aberdeen Adviser.

         A. OBTAIN PROXY. Registered owners of record, E.G., trustees or custodian banks, that receive proxy materials from the issuer or its information agent, are instructed to sign physical proxy cards in blank and forward directly to the relevant Aberdeen Adviser's proxy administrator ("PA"). Proxies may also be delivered electronically by custodians using proxy services such as ProxyEdge. Each proxy received is matched to the securities to be voted.

         B. MATERIAL CONFLICTS OF INTEREST.

         1. Identify the existence of any material conflicts of interest relating to the securities to be voted or the issue at hand. Portfolio managers and research analysts (Analysts") and senior management of each Aberdeen Adviser have an affirmative duty to disclose to the relevant proxy committees any personal conflicts such as officer or director positions held by them, their spouses or close relatives in the portfolio company or attempts by the portfolio company to exert influence over such person with respect to their vote. Conflicts based on business relationships or dealings of affiliates of any Aberdeen Adviser will only be considered to the extent that the Aberdeen Adviser has actual knowledge of such business relationships.

         2. When a material conflict of interest between an Aberdeen Adviser's interests and its clients' interests appears to exist, the Aberdeen Adviser may choose among the following options to eliminate such conflict: (1) vote in accordance with these Policies and Procedures if it involves little or no discretion; (2) vote as recommended by a third party service if the Aberdeen Adviser utilizes such a service; (3) "echo vote" or "mirror vote" the proxies in the same proportion as the votes of other proxy holders that are not Aberdeen clients; (4) if possible, erect information barriers around the person or persons making voting decisions sufficient to insulate the decision from the conflict; (5) if practical, notify affected clients of the conflict of interest and seek a waiver of the conflict; or (6) if agreed upon in writing with the client, forward the proxies to affected clients allowing them to vote their own proxies.

     C. ANALYSTS. The PA for each Aberdeen Adviser will ensure that each proxy statement is directed to the appropriate Analyst. If a third party recommendation service has been retained, the relevant PA will forward the proxy statement to the Analyst with the recommendation highlighted. The Analyst will determine whether to vote as recommended by the service provider or to recommend an alternative and shall advise the PA. The Analyst may consult with the PA as necessary. If the Analyst recommends voting against the third party recommendation, he or she is responsible for documenting the reasons for such recommendation and that no conflict of interest influenced such recommendation. If no third party recommendation service is utilized or if no recommendation is provided, the Analyst is responsible for documenting the rationale for his or her vote recommendation.

     D. VOTE. The following describes the breakdown of responsibilities between the PA and the Proxy Committee ("PC") of each Aberdeen Adviser in voting portfolio securities and the extent to which the Aberdeen Advisers rely on third party service providers.

        1. Aberdeen FL

The PA for Aberdeen FL ("PA-FL"), who resides in Ft. Lauderdale, and the PA for Aberdeen UK ("PA-UK"), which is part of the Trade Processing Department resident in Aberdeen, Scotland, are responsible for ensuring that votes for Aberdeen FL clients are cast and cast in accordance with these Policies and Procedures. The PA-FL and the PA-UK are identified more specifically on Appendix A1. The PA-FL is primarily responsible for administering proxy votes for the Phoenix funds which are sub-advised by Aberdeen FL.

Responsibility for considering the substantive issues relating to any vote and for deciding how shares will be voted resides with the relevant Analyst whether located in Aberdeen FL, Aberdeen UK or Aberdeen Singapore. Under Aberdeen-FL's MOU with Aberdeen Singapore, the relevant Analyst for Far East equity securities will generally reside in Aberdeen Singapore.

In the event that a material conflict of interest is identified by any Analyst, whether in Aberdeen FL, Aberdeen UK or Aberdeen Singapore, decisions on how to vote will be referred to the Aberdeen FL proxy committee ("PC-FL/UK"). Under Aberdeen FL's MOU with Aberdeen UK, the PC-FL/UK is headquartered in Glasgow, Scotland, and includes the Chief Investment Officer or Deputy Chief Investment Officer, the head of the Socially Responsible Investing ("SRI") Team and a member of the Compliance team, who are more specifically identified on Appendix A1. The PC-FL/UK meets as needed to consider material conflicts of interest or any other items raising unique issues. If the PC-FL/UK determines that there is no material conflict of interest, the vote recommendation will be forwarded to the appropriate proxy administrator, either the PA-FL or PA-UK. If a material conflict of interest is identified, the PC-FL/UK will follow the conflict of interest procedures set forth in Section IV.B.2., above.

Aberdeen FL has engaged ProxyEdge, a third party service provider, to cast votes electronically for certain clients and to maintain records of such votes electronically.1 Votes for some of the wrap accounts are handled manually and hard copies of any

-----------------
1 The Phoenix Funds, sub-advised by Aberdeen FL, require electronic voting through ProxyEdge. Custodians for certain other clients also provide the PA-FL with access to ProxyEdge.

manual votes cast are maintained in the Florida office of Aberdeen FL. Pursuant to the MOU, Aberdeen UK votes proxies for certain U.S. clients of Aberdeen FL. Aberdeen UK has engaged Institutional Shareholder Services ("ISS"), a third party service provider, to provide (1) notification of impending votes; (2) research into non-routine votes, including shareholder resolutions; (3) voting recommendations which may be viewed on-line; and (4) web-based voting. In the absence of any material conflict of interest, Aberdeen FL may either vote in accordance with the ISS recommendation or decline to follow the ISS recommendation based on its own view of the agenda item provided that decisions to vote contrary to the ISS recommendation are documented as set forth in
Section IV.C., above. For clients on the ISS system, votes are automatically entered in accordance with ISS recommendations unless the PA-UK expressly changes the vote prior to the voting deadline with appropriate analyst documentation. In the event of a material conflict of interest, Aberdeen FL will follow the procedures outlined in Section IV.B.2, above.

         2.   Aberdeen Jersey, Aberdeen AU and Aberdeen Singapore

Aberdeen Jersey and Aberdeen AU are responsible for voting proxies for the Funds. The PA for Aberdeen Jersey and Aberdeen AU ("PA-Jersey") is the Trade Processing Department in Jersey, Channel Islands, members of which are more specifically identified on Appendix A2. The PA-Jersey is responsible for ensuring that votes are cast and cast in accordance with these Policies and Procedures. The PA-Jersey uses ProxyEdge to electronically cast votes for the Funds and to maintain electronic records of the votes cast.

Responsibility for considering the substantive issues relating to any Fund vote and for deciding how the shares will be voted resides with relevant equity and/or fixed income Analyst. Pursuant to the MOU among Aberdeen Jersey, Aberdeen AU and Aberdeen UK, the relevant Analyst may be a member of the Fund portfolio management team in London, England. In the event that a material conflict of interest is identified, decisions on how to vote will be referred to the proxy committee ("PC-AU") located in Aberdeen AU. The PC-AU includes the Heads of Equity and Fixed Income Portfolio Management and the Compliance Officer, who are more specifically identified on Appendix A2. The PC-AU meets as needed to consider a material conflict of interest or any other items raising unique issues. If the PC-AU determines there is no material conflict of interest, the vote recommendation will be forwarded to the PA-Jersey to be cast. If a material conflict of interest is identified, the PC-AU will follow the conflict of interest procedures set forth in Section IV.B.2., above, and in the Aberdeen Funds Proxy Voting Policy and Procedures.

Aberdeen Singapore currently provides advice to Aberdeen Jersey and Aberdeen AU only with respect to fixed income securities. In the event that Aberdeen Singapore later provides advice to either Aberdeen Jersey and Aberdeen AU with respect to equity securities, Aberdeen Singapore may designate its own PA and PC. At present, a member of the PC-AU already serves as an Aberdeen Singapore Analyst and this member will serve on the Aberdeen Singapore PC with respect to proxy voting advice rendered to Aberdeen Jersey and Aberdeen AU to the extent such a committee may be necessary.

     E. Review. Each PA is responsible for ensuring that proxy materials are received in a timely manner and reconciled against holdings on the record date of client accounts over which the Aberdeen Adviser has voting authority to ensure that all shares held on the record date, and for which a voting obligation exists, are voted.

V.       DOCUMENTATION, RECORDKEEPING AND REPORTING REQUIREMENTS

     A.  DOCUMENTATION. The Aberdeen PAs are responsible for:

         Implementing and updating these Policies and Procedures;

         Overseeing the proxy voting process;

         Consulting with portfolio managers/analysts for the relevant portfolio security; and

         Maintaining manual proxy voting records, if any, and overseeing and reviewing voting execution and recordkeeping by third party providers such as ISS and ProxyEdge.

     B.  RecordKeeping.

         1. Each Aberdeen Adviser maintains or procures the maintenance of records of all proxies it has voted. As permitted by Rule 204-2(c), electronic proxy statements and the record of each vote cast by each client account of Aberdeen FL will be maintained by either ISS and Proxy Edge, depending on the client account. Similarly, electronic proxy statements and the record of each vote cast by each U.S. client account of Aberdeen Jersey will be maintained by Proxy Edge.2 Aberdeen FL shall obtain and maintain undertakings from both ISS and Proxy Edge to provide it with copies of proxy voting records and other documents relating to its clients' votes promptly upon request. Aberdeen Jersey shall obtain and maintain an undertaking from Proxy Edge to provide it with copies of proxy voting records and other documents relating to votes for its U.S. clients promptly upon request. Aberdeen Advisers, ISS and Proxy Edge may rely on the SEC's EDGAR system to keep records of certain proxy statements if the proxy statements are maintained by issuers on that system (E.G., large U.S.-based issuers).

         2. As required by Rule 204-2(c), such records will also include: (a) a copy of the Policies and Procedures; (b) a copy of any document created by the Aberdeen Adviser that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (c) each written client request for proxy voting records and the Aberdeen Adviser's written response to any (written or oral) client request for such records.

------------------------
2 A Fund's proxy voting record must be filed with the SEC on Form N-PX. Form N-PX must be completed and signed in the manner required, containing a fund's proxy voting record for the most recent twelve-month period ended June 30th (beginning August 31, 2004). If an Aberdeen Adviser delegates this reporting responsibility to a third party service provider such as ISS or Proxy Edge, it will ensure that the third party service provider files Form N-PX accordingly.

         3. Duration. Proxy voting books and records will be maintained in an easily accessible place for a period of five years, the first two in an appropriate office of the Aberdeen Adviser.

     C. Reporting. Aberdeen FL will initially inform clients of these Policies and Procedures and how a client may learn of the voting record for client's securities through disclosure of its full policies and procedures in Part II of its Form ADV. Aberdeen Jersey, Aberdeen AU and Aberdeen Singapore will initially inform clients of these Policies and Procedures by summary disclosure in Part II of their respective Forms ADV. Upon receipt of a client's request for more information, Aberdeen FL, Aberdeen Jersey, Aberdeen AU and Aberdeen Singapore will provide to the client a copy of these Policies and Procedures and/or, in accordance with the client's stated requirements, how the client's proxies were voted during the period requested subsequent to the adoption of these Policies and Procedures. Such periodic reports, other than those required for the Funds, will not be made available to third parties absent the express written request of the client. However, to the extent that any Aberdeen Adviser may serve as a subadviser to another adviser to a Client, such Aberdeen Adviser will be deemed to be authorized to provide proxy voting records on such Client accounts to such other adviser.

     D. Review of Policies and Procedures. These Policies and Procedures will be subject to review on a periodic basis as deemed appropriate by the Aberdeen Advisers.

EFFECTIVE DATE: [JULY 1, 2003]

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                    REGISTRANT PURCHASES OF EQUITY SECURITIES

-------------------------------------------------------------------------------------------------------------------------

                                                                                               (D) MAXIMUM NUMBER (OR
                                                                (C) TOTAL NUMBER OF             APPROXIMATE DOLLAR VALUE)
                                                                OF SHARES (OR UNITS)              OF SHARES (OR UNITS)
                  (A) TOTAL  NUMBER        (B) AVERAGE            PURCHASED  AS PART                 THAT MAY YET BE
                    OF SHARES (OR         PRICE PAID PER        OF PUBLICLY ANNOUNCED             PURCHASED UNDER THE
      PERIOD        UNITS) PURCHASED     SHARE (OR UNIT)          PLANS OR PROGRAMS                PLANS OR PROGRAMS
-------------------------------------------------------------------------------------------------------------------------
November 16,                0                N/A                        N/A                                N/A
2004 -
November 30,
2004

-------------------------------------------------------------------------------------------------------------------------
December 1,                600             $19.84                       N/A                                N/A
2004-December
31, 2004

-------------------------------------------------------------------------------------------------------------------------
Total                     600*                                          N/A                                N/A

-------------------------------------------------------------------------------------------------------------------------

*Represents shares purchased by certain trustees as open market purchases.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b))
         and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant  to Rule  30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b)      Certifications  pursuant  to Rule  30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
            --------------------------------------------------------------------


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, President
                           (principal executive officer)

Date     FEBRUARY 24, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, President
                           (principal executive officer)

Date     FEBRUARY 24, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                          Mark R. Bradley, Chief Financial Officer and Treasurer (principal financial officer)

Date     FEBRUARY 24, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.